Document And Entity Information	May 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity Registrant Name	HILLEVAX, INC.
Entity Central Index Key	0001888012
Entity Emerging Growth Company	true
Entity File Number	001-41365
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0545060
Entity Address, Address Line One	321 Harrison Avenue
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02118
City Area Code	617
Local Phone Number	213-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HLVX
Security Exchange Name	NASDAQ